Consolidated Statements of Profit or Loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	€ 2,606.6	€ 2,515.9	€ 2,324.3
Cost of sales	(1,862.3)	(1,753.4)	(1,626.4)
Gross profit	744.3	762.5	697.9
Other operating expenses	(356.3)	(382.7)	(359.9)
Exceptional items	(45.3)	(20.6)	(54.5)
Operating profit	342.7	359.2	283.5
Finance income	0.1	4.7	2.5
Finance costs	(106.1)	(68.4)	(75.7)
Net finance costs	(106.0)	(63.7)	(73.2)
Profit before tax	236.7	295.5	210.3
Taxation	(55.7)	(70.4)	(56.7)
Profit for the period	181.0	225.2	154.0
Profit (loss), attributable to non-controlling interests	0.0	(0.1)	(0.4)
Profit (loss)	€ 181.0	€ 225.1	€ 153.6
Earnings per share:
Basic earnings per share (in euros per share)	€ 1.02	€ 1.16	€ 0.80
Diluted earnings per share (in euros per share)	€ 1.02	€ 1.14	€ 0.78